FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Investments held in Trust Account	$236,098,332	$236,098,332	$—	$—
Liabilities
Derivative liability — Forward Purchase and Backstop Securities	$383,390	$—	$—	$383,390

The Forward Purchase and Backstop Securities were fair valued based on the difference between the current fair values of each of the underlying components of the agreement (i.e. the Class A ordinary shares and the warrants) and the present value of the contractual forward prices. As the Backstop Securities only apply in the event of and to the extent that the funds in the Company’s Trust Account falls below $100 million as the result of redemptions, the valuation considered an expected redemption rate based on redemption rates exhibited by similar companies in the market during the second quarter of 2022 and the expected post-redemption Trust Account balance. As the Forward Purchase and Backstop Securities will only apply in the event that the Company completes an initial business combination, the value reflects the probability of completing an initial business combination.

As of June 30, 2022, the derivative liability for the Forward Purchase and Backstop Securities are classified as Level 3 due to the use of unobservable inputs.

The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of March 23, 2022 (initial measurement):

As of March 23, 2022 (Initial
Measurement)
Fair value of Forward Purchase and Backstop Securities	$10.34
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.52
Risk-free rate	0.95%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	32.50%
Fair value of Forward Purchase and Backstop Securities	$448,380

The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of June 30, 2022:

At June 30, 2022
Fair value of unit	$10.08
Unit forward price	$10.00
Time to Business Combination (years)	0.25
Risk-free rate	1.72%
Discount factor	99.60%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	20.00%
Fair value of Forward Purchase and Backstop Securities	$383,390

The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2021	$—
Initial measurement as of March 23, 2022	448,380
Change in fair value	591,310
Fair value as of March 31, 2022	1,039,690
Change in fair value	(656,300)
Fair value as of June 30,2022	$383,390

The Company recognized income in connection with changes in the fair value of the Forward Purchase and Backstop Securities of $656,300 and $0 within change in fair value of Forward Purchase and Backstop Securities in the condensed consolidated statements of operations for the three months ended June 30, 2022 and for the three months ended June 30, 2021. The Company recognized income in connection with changes in the fair value of the Forward Purchase and Backstop Securities of $64,990 and $0 within change in fair value of Forward Purchase and Backstop Securities in the condensed consolidated statements of operations for the six months ended June 30, 2022 and for the period from February 5, 2021 (inception) through June 30, 2021, respectively.

As of December 31, 2021, the Company had no financial assets or liabilities measured at fair value on a recurring basis.